Securities - Summary of Amortized Cost Securities (Detail) - CAD ($) $ in Millions		Jan. 31, 2024		Oct. 31, 2023		Jan. 31, 2023
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		$ 121,127	[1]	$ 116,814	[1]	$ 105,784
Canadian federal government [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		4,374		4,908
Canadian Provincial And Municipal Governments [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		4,532		4,613
US federal Government [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		55,970		56,878
US State Municipal And Agencies Debt [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		184		190
Other governments [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		909		948
NHA MBS, U.S. agency MBS and CMO [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	[2]	45,001		47,590
Corporate Debt [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		10,157		1,687
Fair Value [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		112,579		104,171
Fair Value [member] | Canadian federal government [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		4,373		4,905
Fair Value [member] | Canadian Provincial And Municipal Governments [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		4,536		4,605
Fair Value [member] | US federal Government [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		51,268		51,063
Fair Value [member] | US State Municipal And Agencies Debt [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		182		179
Fair Value [member] | Other governments [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		904		779
Fair Value [member] | NHA MBS, U.S. agency MBS and CMO [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	[2]	41,143		41,134
Fair Value [member] | Corporate Debt [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		$ 10,173		$ 1,506

[1]	Amounts are net of ACL of $4 million ($3 million as at October 31, 2023).
[2]	These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act, MBS refers to mortgage-backed securities and CMO refers to collateralized mortgage obligations.